Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Summary of Carrying Amounts of Right-of-Use Assets Recognised and Movements During Years

Set out below are the carrying amounts of right‑of‑use assets recognised and the movements during the years:

	Building	Music education equipment	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2019	1,938	—	1,938
Additions	6,029	8,470	14,499
Depreciation charge	(1,307)	(311)	(1,618)
Subleases	(4,091)	—	(4,091)
At December 31, 2019	2,569	8,159	10,728
Additions	1,286	4,396	5,682
Acquisition from business combinations (Note 8)	2,988	—	2,988
Depreciation charge	(2,525)	(1,955)	(4,480)
As December 31, 2020	4,318	10,600	14,918

Summary of Carrying Amounts of Lease Liabilities and Movements During Years

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2020	2019
	RMB’000	RMB’000
At January 1	14,713	2,161
Additions	5,682	14,499
Accretion of interest	2,561	613
Covid-19 - related rent concessions from a lessor	(778)	—
Payments	(4,688)	(2,560)
At December 31	17,490	14,713
Current	7,660	5,217
Non-current	9,830	9,496

Summary of Amounts Recognised in Profit or Loss

The following are the amounts recognised in profit or loss:

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Depreciation expense of right-of-use assets	4,480	1,618	1,939
Interest expense on lease liabilities	2,561	613	141
Covid-19-related rent concessions from a lessor	(778)	—	—
Expense relating to short term leases and leases of low-value assets included in administrative expenses	775	112	108
Total amount recognised in profit or loss	7,038	2,343	2,188

Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows	The total cash outflow for leases included in the statement of cash flows is as follows:
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Total cash outflow for leases	5,463	2,672	2,651

Summary of Future Minimum Rentals Receivable under Non-cancellable Finance Leases

Future minimum rentals receivable under non‑cancellable finance leases as at each of the reporting dates are as follows:

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Amounts receivable:
Within one year	219	1,290
After one year but within two years	219	1,290
After two years but within five years	—	1,290
Total future undiscounted minimum rentals receivables	438	3,870
Unearned finance income	(25)	(300)
Net investments in subleases	413	3,570
Current	211	1,245
Non-current	202	2,325